Expenses (Details) - Schedule of Cost of Revenue Consists - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Cost of revenue consists of :
Cost of materials consumed				$ 17,722
Broadcaster/Subscription Fees			12,715,217
Lease Line/Bandwidth charges			1,091,700
Cable Hardware & Networking Exp.			28,129
Ham Charges			3,156
Activation installation costs			37,217
Programming expenses			8,872
Cost of revenue	$ 7,757,172	$ 7,163,929	$ 13,884,291	$ 17,722